Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Line Items]
Number of reportable segments not disclosed flag	true
USD [Member]
Significant Accounting Policies [Line Items]
Convenience rate	1
RMB [Member]
Significant Accounting Policies [Line Items]
Convenience rate	6.8109